Goldman Sachs Multi-Manager Real Assets Strategy Fund Investment Strategy - Goldman Sachs Multi-Manager Real Assets Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in “real assets”, which includes investments in companies and derivatives (futures, options, swaps and other instruments) that provide exposure to real assets. Real assets are defined broadly by the Fund and include any assets that have physical properties or inflation sensitive characteristics, such as energy, real estate, infrastructure, commodities, and inflation-linked or floating rate fixed income securities. “Inflation” is a sustained increase in prices that erodes the purchasing power of money. Assets with inflation sensitive characteristics are assets that benefit from rising real cash flows in periods of rising inflation. The Fund uses a multi-manager approach and generally seeks to achieve its investment objective by dynamically allocating its assets among multiple investment managers (“Underlying Managers”) who are unaffiliated with the Investment Adviser. The Fund will primarily invest in a portfolio that includes one or more of the following asset classes: (i) equity securities of companies engaged in activities relating to real assets, including energy, real estate and infrastructure; (ii) fixed income securities linked to inflation metrics or with floating rate characteristics; and/or (iii) commodity-related investments. The asset classes in which the Fund is invested may vary over time based on the Investment Adviser’s market views, and the Fund may not be invested in all of these asset classes at a given time. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants, depositary receipts, real estate investment trusts (“REITs”), and exchange-traded funds (“ETFs”). The Fund may invest in securities issued by companies of any market capitalization and, from time to time, may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest in companies located throughout the world and there is no limit on the Fund’s investments in international securities or issuers in emerging markets. Fixed income securities in which the Fund may invest include inflation-linked bonds, floating rate loans, and/or structured products. Structured products are products whose value is determined by reference to changes in the value of specific currencies, securities, interest rates, commodities, indices, or other financial indicators (the “Reference”) or relative change in two or more References. Investments in structured products may provide exposure to certain securities or markets in situations where regulatory or other restrictions prevent direct investments in such issuers or markets. The Fund may use leverage (e.g., by borrowing or through derivatives). The Fund may invest in derivatives for both hedging and non-hedging purposes (although an Underlying Manager may not be required to hedge any of the Fund’s positions or to use derivatives). The Fund’s derivative investments may include: (i) futures contracts, including futures based on securities and/or indices, interest rate futures, currency futures and swap futures; (ii) swaps, including currency, interest rate, total return, variance, credit default and security and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on securities and/or indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities, exchange-traded notes, and contracts for differences (“CFDs”). As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.The Fund will invest more than 25% of its total assets measured at the time of purchase (“Total Assets”) in the real estate group of industries.The Investment Adviser or an Underlying Manager may pursue a sub-strategy with an objective of providing investment results that seek to correspond, before fees and expenses, to the performance of a specified index (an “index-tracking strategy”). From time to time, the Investment Adviser may also, for short or longer-term periods, select a transition manager to transition a portion of Fund assets from one Underlying Manager to another, or, at the direction of the Investment Adviser, to implement an index-tracking strategy. In addition, the Investment Adviser or an Underlying Manager, on behalf of the Fund, may obtain passive exposure to a particular sub-asset class by making an index-based investment (e.g., in an ETF).Management ProcessThe Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Fund’s Board of Trustees, to oversee the Underlying Managers and recommend their hiring, termination and replacement. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive order. In accordance with a separate exemptive order that the Fund and the Investment Adviser have obtained from the SEC, the Board of Trustees may enter into a new sub-advisory agreement or materially amend an existing sub-advisory agreement with an Underlying Manager at a meeting that is not in person, subject to certain conditions, including that the Board of Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting. The Investment Adviser determines the percentage of the Fund’s portfolio allocated to each Underlying Manager in order to seek to achieve the Fund’s investment objective. The Investment Adviser’s Multi-Asset Solutions Group (“MAS” or the “MAS Group”) is responsible for the Fund’s asset allocation, and the Investment Adviser’s External Investing Group (“XIG”) is responsible for making recommendations with respect to hiring, terminating, or replacing the Fund’s Underlying Managers. With respect to the Fund, the MAS Group applies a risk-based approach to asset allocation that draws from both fundamental and quantitative disciplines with the intention of dynamically accessing a diversified set of risks and returns in a market cycle aware manner, and XIG applies a multifaceted process with respect to manager due diligence, portfolio construction, and risk management. Each Underlying Manager acts independently from the others and has discretion to invest its portion of the Fund’s assets. Each Underlying Manager utilizes its own distinct investment style and investment process in buying and selling securities. Additional Information The Investment Adviser measures the Fund's performance against the Multi-Manager Real Assets Strategy Composite Dynamic Index, which is composed of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged). The constituent indexes of the Multi-Manager Real Assets Strategy Composite Dynamic Index are weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year.
Strategy Portfolio Concentration [Text]	The Fund will invest more than 25% of its total assets measured at the time of purchase (“Total Assets”) in the real estate group of industries.